The Merger (Tables)	9 Months Ended
Sep. 30, 2019
The Merger [Abstract]
Schedule of preliminary allocation of purchase price

The following table summarizes the preliminary allocation of the purchase price to the fair value of the respective assets and liabilities acquired.  The purchase price allocations were prepared on a preliminary basis and are subject to change as additional information becomes available concerning the fair value and tax basis of the assets acquired and liabilities assumed.  Any measurement period adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from the date of acquisition.

Cash and cash equivalents	$3,008,000
Prepaid expenses	257,000
Property and equipment	708,000
Right of use asset	271,000
In-process research and development (1)	10,256,000
Total assets	14,500,000
Accounts payable	(4,004,000)
Other long term liabilities	(199,000)
Deferred tax liability	(3,077,000)
Net assets acquired	7,220,000
Purchase price	10,710,000
Goodwill (2)	$3,490,000

(1) IPR&D relates to AP-SA01, a bacteriophage product candidate for the treatment of Staphylococcus aureus infections in patients with bacteremia. The valuation of this asset was prepared by an independent third party based on estimated discounted cash flows based on probability-weighted future development expenditures and revenue streams provided by the Company’s management.

(2) Goodwill represents the excess of the purchase price over the valuation of the fair value of tangible and identified intangible assets, less liabilities, acquired.

Schedule of company’s consolidated statement of operations

Selected amounts related to AmpliPhi’s business included in the Company’s consolidated statements of operations for the three months and nine months ended September 30, 2019, are as follows:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2019	2019
Research and development expenses	$356,000	$994,000
General and administrative expenses	$833,000	$1,530,000
Net loss	$(1,189,000)	$(2,524,000)

Schedule of unaudited proforma information

This unaudited pro forma information is summarized as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Revenue	$-	$-	$-	$-

Net loss	$(6,955,000)	$(4,046,000)	$(18,878,000)	$(22,398,000)